Due to Related Parties (Details Textual)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 GBP (£)	Sep. 30, 2012 USD ($)
Due to Related Parties (Textual)
Due to related parties	$ 127,968		$ 854,254
Consulting fees paid to director and officer	76,579	47,976
Market interest rate, Percentage	7.90%	7.90%
Interest expense	$ 1,419